3. Loans (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-accrual loans
Non-accrual loans	$ 3,553	$ 3,314
Construction and land development
Non-accrual loans
Non-accrual loans	0	1
Single-family residential
Non-accrual loans
Non-accrual loans	1,378	1,530
Single-family residential - Banco de la Gente Non-traditional
Non-accrual loans
Non-accrual loans	1,764	1,440
Commercial
Non-accrual loans
Non-accrual loans	256	244
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	0	0
Total real estate loans
Non-accrual loans
Non-accrual loans	3,398	3,215
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	122	89
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 33	$ 10